SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of equipment, declining method annual rates [Table Text Block]	Furniture and equipment 20% Computer equipment 30% Vehicles 30% Mining and exploration equipment 20%
Schedule of debt securities at fair value [Table Text Block]
Level 1 - Cash equivalents	December 31, 2023	December 31, 2022

Money market funds	$6,738,412	$5,559,705
	$6,738,412	$5,559,705

Schedule of fair value of financial assets and liabilities [Table Text Block]
	December 31, 2023	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Cash and cash equivalents	$7,154,462	$7,124,364	$-	$-
Restricted cash	296,322	296,322	-	-
Marketable securities	2,212,401	2,212,401	-	-
Total	$9,663,185	$9,633,087	$-	$-

	December 31, 2022	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Cash and cash equivalents	$5,781,000	$5,781,000	$-	$-
Restricted cash	296,322	296,322	-	-
Marketable securities	3,497,166	3,497,166	-	-
Total	$9,574,488	$9,574,488	$-	$-